Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Deposits and Weighted Average Interest Rates [Table Text Block]
	2021			2020
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$344,404	36.2%	0.00%	$239,587	30.1%
Interest checking	0.12	151,476	15.9	0.12	138,709	17.4
Savings accounts	0.06	119,517	12.6	0.06	100,209	12.6
Money market accounts	0.21	249,089	26.2	0.25	214,300	27.0
		864,486	90.9		692,805	87.1
Certificates by rate:
0-0.99%		74,481	7.8		56,001	7.0
1-1.99%		4,357	0.5		20,613	2.6
2-2.99%		6,316	0.7		21,973	2.8
3-3.99%		1,026	0.1		3,812	0.5
Total certificates	0.53	86,180	9.1	1.14	102,399	12.9
Total deposits	0.13	$950,666	100.0%	0.25	$795,204	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	2021		2020
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$35,007	0.68%	$37,165	1.24%
7-12 months	27,280	0.40	39,063	0.97
13-36 months	21,769	0.46	23,604	1.25
Over 36 months	2,124	0.66	2,567	1.21
	$86,180	0.53	$102,399	1.14

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2021	2020
Checking accounts	$182	151
Savings accounts	69	65
Money market accounts	557	840
Certificate accounts	745	1,795
	$1,553	2,851